Business acquisitions and development projects	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business acquisitions and development projects
Business acquisitions and development projects

(a)	Acquisition of Empire
Subsequent to year end, on January 1, 2017, the Company completed the acquisition of The Empire District Electric Company and its subsidiaries (“Empire”). Empire is a Joplin, Missouri based regulated electric, gas and water utility, serving customers in Missouri, Kansas, Oklahoma and Arkansas.
The purchase price of approximately U.S.$2,400,000 for the acquisition of Empire consists of cash payment to Empire shareholders of U.S.$34.00 per common share and the assumption of approximately U.S.$855,000 of debt. The cash payment was funded with the acquisition facility for an amount of U.S.$1,336,440 (note 9(b)), proceeds received from the initial instalment of convertible debentures (note 14) and existing credit facility. The costs related to the acquisition have been expensed through the consolidated statements of operations.
Due to the timing of the acquisition, the Company has not completed the fair value measurements. The Company will continue to review information and perform further analysis prior to finalizing the allocation of the consideration paid to the fair value of the assets acquired and liabilities assumed and preparing the related pro forma information.

(b)	Luning Solar Facility
Luning Utilities (Luning Holdings) LLC (the “Luning Holdings”) is owned by the Calpeco Electric System. During 2016, a tax equity agreement was executed. The Class A partnership units are owned by a third-party tax equity investor who funded U.S.$7,826 as of December 31, 2016 and an amount of U.S.$31,212, subsequent to year-end, on February 17, 2017. With its interest, the tax equity investor will receive the majority of the tax attributes associated with the Luning Solar project. The Company accounts for this interest as “Redeemable non-controlling interest” outside of permanent equity on the consolidated balance sheets. Redemption is not considered probable as of December 31, 2016.Subsequent to year-end, on February 15, 2017, Luning Holdings obtained control of the Luning Solar Facility as it achieved commercial operation. The 50MWac solar generating facility is located in Mineral County, Nevada.

(c)	Bakersfield II Solar Facility
On December 14, 2016, the Company completed construction and placed in service a 10 MWac solar powered generating facility located adjacent to the Company’s 20 MWac Bakersfield I Solar Facility in Kern County, California (“Bakersfield II Solar Facility”). Commercial operations as defined by the power purchase agreement was reached on January 11, 2017.

3.	Business acquisitions and development projects (continued)

(c)	Bakersfield II Solar Facility (continued)
The Bakersfield II Solar Facility is controlled by a subsidiary of APUC (the “Bakersfield II Partnership”). The Class A partnership units are owned by a third-party tax equity investor who funded U.S.$2,454 on November 29, 2016 and approximately U.S.$9,800 on February 28, 2017. With its partnership interest, the tax equity investor will receive the majority of the tax attributes associated with the project. The Company accounts for this interest as “Non-controlling interest” on the consolidated balance sheets.

(d)	Wind Turbine Components Purchase
In the fourth quarter of 2016, the Company purchased approximately $75,000 of wind turbine components that will qualify between 500 MW and 700 MW of new wind powered projects for the full U.S.$0.023/kWh renewable energy production tax credit under the safe harbor guidelines established by the U.S. Internal Revenue Service, provided that such projects are placed in service before the end of 2020.

(e)	Acquisition of Park Water System
On January 8, 2016, the Company completed the acquisition of Western Water Holdings, LLC which is the parent company of Park Water Company (“Park Water System”), a regulated water distribution utility. Park Water System owns and operates three regulated water utilities engaged in the production, treatment, storage, distribution, and sale of water in southern California and western Montana. Those three utilities were named Park Water Company, Apple Valley Ranchos Water Co. and Mountain Water Company. The total purchase price for the Park Water System is $353,077 (U.S.$249,540), net of the debt assumed of U.S.$91,750 and is subject to certain closing adjustments. All costs related to the acquisition have been expensed in the consolidated statements of operations.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$2,045
Property, plant and equipment	345,254
Notes receivable	1,781
Goodwill	210,463
Regulatory assets	54,548
Other assets	185
Long-term debt	(146,727)
Regulatory liabilities	(3,758)
Pension and OPEB	(18,747)
Deferred income tax liability, net	(51,795)
Other liabilities	(40,172)
Total net assets acquired	$353,077

The determination of the fair value of assets acquired and liabilities assumed is based upon management's estimates and certain assumptions. Immaterial changes to the initial allocation were recorded during 2016.
Goodwill represents the excess of the purchase price over the aggregate fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include future growth, potential synergies and cost savings in the delivery of certain shared administrative and other services. Goodwill is reported under the Distribution segment.

3.	Business acquisitions and development projects (continued)

(e)	Acquisition of Park Water System (continued)
Mountain Water Company, the water utility in western Montana serving customers in and around the municipality of Missoula is currently the subject of a condemnation proceeding by the city of Missoula. On August 2, 2016 the Supreme Court of Montana upheld the District Court’s decision that the City of Missoula can proceed with the condemnation of Mountain Water Company’s assets. Upon taking possession of Mountain Water’s assets, the compensation to be paid by the City of Missoula for such taking has been determined by the valuation commissioners to be U.S.$88,600. In addition, post-summons capital expenditures and attorney’s fees as determined by the Montana court, property tax reimbursements and amounts in accordance with agreements entered into at the time of the Park Water acquisition should result in APUC receiving additional proceeds.
On December 22, 2015, various developers filed a lawsuit in Missoula County District Court against Mountain Water Company and the city of Missoula. The lawsuit pertains to Funded By Other (FBO) contracts between each developer and Mountain Water Company. Under those FBO contracts, the developers paid for facilities to provide water service and Mountain Water Company agreed to refund such amounts over a 40 year period.  These FBO contracts are recorded on the balance sheet of Mountain Water and reflect a non-discounted liability of U.S.$23,108 at the acquisition date. On February 21, 2017, the Montana district court issued an order finding that Mountain Water Company is liable for the developer refunds even after the city of Missoula condemns and takes possession of the utility assets. The amount of the refund obligations to be paid by Mountain Water Company is subject to further proceedings in the Montana district court.
Property, plant and equipment are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight-line method. The weighted average useful life of the Park Water System assets is 40 years.
The Park Water System contributed revenue of $96,695 and pre-tax net earnings of $25,374 to the Company’s consolidated financial results for the year ended December 31, 2016.

(f)	Commercial operation of Morse Wind Facility
In 2015, the Company completed construction of a 23 MW wind generating facility located near Morse, Saskatchewan (“Morse Wind Facility”). Sale of power to the utility commenced in March 2015 at rates equivalent to those under the power purchase agreement. Commercial operation date as defined in the power purchase agreement occurred on April 22, 2015. The cost of the generating assets of $65,016 is recorded as property, plant and equipment on the consolidated balance sheets while $16,709 is recorded as intangible assets, for a total investment of $81,725. The weighted average useful life of the Morse Wind Facility is 35 years.

(g)	Acquisition of New Hampshire Gas
On January 2, 2015, the Company completed the acquisition of New Hampshire Gas, a regulated propane gas distribution utility located in Keene, New Hampshire. The New Hampshire Gas System services approximately 1,200 propane gas distribution customers. Total purchase price for the New Hampshire Gas System is U.S.$3,161.

(h)	Commercial operation of Bakersfield Solar I Facility
In 2014, the Company completed construction of a 20 MWac solar powered generating facility located in Kern County, California (“Bakersfield I Solar Facility”) which was placed in service on December 31, 2014. The Bakersfield I Solar Facility started selling power at the power purchase agreement price on May 15, 2015. The cost of these generating assets amounts to U.S.$59,281 and is recorded as property, plant and equipment on the consolidated balance sheets. The weighted average useful life of the Bakersfield Solar I Facility is 34 years.
The Bakersfield I Solar Facility is controlled by a subsidiary of APUC (the “Bakersfield I Partnership”). The Class A partnership units are owned by a third-party tax-equity investor who funded a total of U.S.$22,438 to the project. With its partnership interest, the tax equity investor will receive the majority of the tax attributes associated with the project.

3.	Business acquisitions and development projects (continued)

(h)	Commercial operation of Bakersfield Solar I Facility (continued)
During a six-month period in year 2020, the Tax Investor has the right to withdraw from the Bakersfield I Solar Facility and require the Company to redeem its remaining interests for cash. As a result, the Company accounts for this interest as “Redeemable non-controlling interest” outside of permanent equity on the consolidated balance sheets. Redemption is not considered probable as of December 31, 2016.

(i)	Acquisition of Shady Oaks Wind Facility
Effective January 1, 2013, the Company acquired the 109.5 MW Shady Oaks wind-powered generating facility (“Shady Oaks Wind Facility”). The purchase agreement provides for final purchase price adjustments based on working capital at the acquisition date, energy generated by the project and basis differences between the relevant node and hub prices which are expected to be finalized in 2017. Changes in measurement of the final purchase price adjustment subsequent to December 31, 2013, the end of the business combination measurement period, are recorded in current period operations. To that effect, no gain or loss was recognized in 2016 (2015 - U.S.$nil).